Income taxes - Provision, Reconciliation, and Deferred Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision for taxes
Current taxes	$ 1,346	$ 776	$ 855
Deferred taxes	(289)	(280)	(83)
Income tax expense allocated to continuing operations	1,057	496	772
Income tax expense allocated to discontinued operations	1	322	167
Reconciliation of taxes:
Income from continuing operations before income taxes	$ 5,787	$ 841	$ 1,862
Weighted-average global tax rate (as a percent)	23.70%	22.90%	18.30%
Income taxes at weighted average tax rate	$ 1,371	$ 193	$ 341
Items taxed at rates other than the weighted-average tax rate	176	3	(7)
Unrecognized tax benefits	151	(38)	133
Changes in valuation allowance, net	(95)	29	198
Effects of changes in tax laws and enacted tax rates	1	23	$ 63
Decrease In Weighted Average Income Tax Rate			(2.00%)
Non-deductible/ non-taxable items	(542)	232	$ 44
Other, net	(5)	54	0
Income tax expense allocated to continuing operations	$ 1,057	$ 496	$ 772
Effective tax rate for the year (as a percent)	18.30%	59.00%	41.50%
Increase in deferred tax assets		$ 16	$ 17
Income tax reconciliation due to interpretation of tax law and double tax treaty agreement	$ 150	(20)	91
Non-deductible goodwill amount		82
Nondeductible expense defined benefit plans		62
Deferred tax assets:
Unused tax losses and credits	551	758
Provisions and other accrued liabilities	757	750
Other current assets incl. Receivables	104	114
Pension	338	413
Inventories	266	370
Intangible assets	1,135	901
Other	57	48
Total gross deferred tax asset	3,208	3,354
Valuation allowance	(1,263)	(1,518)	(1,632)
Total gross deferred tax asset, net of valuation allowance	1,945	1,836
Deferred tax liabilities:
Property, plant and equipment	(245)	(275)
Intangible assets	(281)	(419)
Other assets	(107)	(107)
Pension	(302)	(223)
Other liabilities	(175)	(268)
Inventories	(35)	(29)
Unremitted earnings of subsidiaries	(308)	(333)
Total gross deferred tax liability	(1,453)	(1,654)
Net deferred tax asset	492	182
Included in:
"Deferred taxes"-non-current assets	1,177	843
"Deferred taxes"-non-current liabilities	(685)	(661)
Unused tax losses and credits, valuation allowance	93	170
Foreign subsidiary retained earnings permanently reinvested	100	100
Net operating loss carry-forwards, available to certain subsidiaries	2,170
Tax credits, available to certain subsidiaries	$ 69
Percent increase of weighted-average global tax rate from gains on sale of business	1.00%
Dodge [Member]
Reconciliation of taxes:
Income from continuing operations before income taxes	$ 115	$ 96	111
Items taxed at rates other than the weighted-average tax rate	107
Divestments And Internal Reorganizations [Member]
Reconciliation of taxes:
Non-deductible/ non-taxable items	(567)
Expiration through Year 2042
Included in:
Net operating loss carry-forwards, available to certain subsidiaries	1,258
Tax credits, available to certain subsidiaries	48
Europe
Reconciliation of taxes:
Changes in valuation allowance, net	$ (82)
North America
Reconciliation of taxes:
Changes in valuation allowance, net			$ 158